Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$328,325,000	$338,379,953
1.875%, 03/31/2022	1,300,350,000	1,343,373,302
1.625%, 08/31/2022	288,900,000	298,379,531
2.125%, 12/31/2022	55,000,000	57,788,672
2.500%, 05/15/2024	125,950,000	137,039,505
2.250%, 11/15/2025	89,850,000	98,736,727
2.000%, 11/15/2026	18,375,000	20,124,214
2.250%, 11/15/2027	148,800,000	167,307,000
3.125%, 11/15/2028	132,050,000	159,414,267
1.625%, 08/15/2029	82,275,000	89,297,300
1.500%, 02/15/2030	31,250,000	33,646,240
3.500%, 02/15/2039	329,330,900	469,193,617
2.875%, 05/15/2043	722,275,000	953,261,932
2.500%, 02/15/2045	723,300,000	904,379,283
2.875%, 05/15/2049	111,825,000	152,584,339
Total U.S. Treasury Securities (Cost $4,571,100,933)		5,222,905,882	21.8%

Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,504,930
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,251,850
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,523,253
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)(2)	7,000,000	6,999,371
Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	2,003,620
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,360,295
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	7,567,000	10,315,930
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	1,953,000	1,422,663
6.490%, 01/23/2027 (1)(2)	4,150,000	3,071,000
5.950%, 01/28/2031 (1)(2)	558,000	386,984
6.625%, 06/15/2035	893,000	612,062
6.350%, 02/12/2048 (1)	8,500,000	5,312,500
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,595,722
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	15,016,950
3.250%, 04/28/2025 (1)(2)	10,000,000	10,487,786
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	13,981,876
Sinopec Group Overseas Development [2017] Ltd.:
2.250%, 09/13/2020 (1)(2)	9,125,000	9,125,365
3.000%, 04/12/2022 (1)(2)	15,000,000	15,210,000
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	9,420,384
Total Other Government Related Securities (Cost $133,887,761)		131,602,541	0.5%

Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046	4,700,000	6,414,098
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,500,659
2.950%, 11/21/2026 (2)	9,625,000	9,669,148
4.500%, 05/14/2035	9,000,000	10,208,561
4.300%, 05/14/2036	6,000,000	6,475,975
4.050%, 11/21/2039 (2)	12,700,000	13,063,335
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	12,636,493
3.800%, 03/15/2025 (1)	16,425,000	16,816,639
4.550%, 03/15/2035 (1)	8,000,000	8,798,910
Adventist Health System:
2.952%, 03/01/2029	19,250,000	18,454,887
3.630%, 03/01/2049	9,000,000	9,294,488
Alcon Finance Corp.,
3.800%, 09/23/2049 (2)	7,000,000	6,983,521
Allegion PLC,
3.500%, 10/01/2029 (1)	15,000,000	14,530,174
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	6,647,069
Allergan Finance LLC,
3.250%, 10/01/2022	17,863,000	17,910,899
Amgen, Inc.:
3.150%, 02/21/2040	13,350,000	13,303,017
4.400%, 05/01/2045	12,300,000	14,438,573
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,157,716
Anglo American Capital PLC,
4.875%, 05/14/2025 (1)(2)	13,831,000	13,840,899
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,498,188
4.375%, 04/15/2038	7,000,000	7,046,614
5.450%, 01/23/2039	20,000,000	23,014,762
4.900%, 02/01/2046	37,000,000	40,299,062
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	8,900,000	8,617,813
4.500%, 06/20/2029 (1)(2)	8,000,000	8,131,236
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,791,950
ArcelorMittal:
3.600%, 07/16/2024 (1)	10,000,000	9,114,781
4.550%, 03/11/2026 (1)	13,000,000	11,658,270
4.250%, 07/16/2029 (1)	15,000,000	13,411,624
Archer-Daniels-Midland Co.,
3.250%, 03/27/2030	7,000,000	7,427,905
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	5,279,939
3.400%, 05/15/2025	23,200,000	24,132,627
3.600%, 07/15/2025	2,200,000	2,330,895
3.875%, 01/15/2026	7,000,000	7,213,365
4.125%, 02/17/2026	7,650,000	8,104,921
2.950%, 07/15/2026	6,250,000	6,239,149
3.800%, 02/15/2027	6,300,000	6,574,127
5.250%, 03/01/2037	10,000,000	11,666,906
4.900%, 08/15/2037	10,000,000	11,141,344
6.375%, 03/01/2041	11,764,000	14,784,787
6.250%, 03/29/2041	2,205,000	2,718,203
4.800%, 06/15/2044	1,375,000	1,499,371
4.750%, 05/15/2046	5,000,000	5,529,602
5.150%, 11/15/2046	16,599,000	19,495,930
5.150%, 02/15/2050	27,500,000	32,818,256
Baxter International, Inc.,
3.750%, 10/01/2025 (2)	7,350,000	7,789,966
Bayer US Finance II LLC:
5.500%, 08/15/2025 (2)	14,400,000	15,705,266
4.250%, 12/15/2025 (2)	14,440,000	14,998,311
Becton Dickinson and Co.:
3.250%, 11/12/2020	7,000,000	6,994,456
3.363%, 06/06/2024	6,300,000	6,297,647
3.734%, 12/15/2024	4,000,000	4,100,349
4.875%, 05/15/2044	10,815,000	11,066,646
Bell Canada, Inc.:
4.464%, 04/01/2048 (1)	1,225,000	1,306,418
4.300%, 07/29/2049 (1)	4,123,000	4,768,003
Boardwalk Pipelines LP:
4.950%, 12/15/2024	27,631,000	21,893,872
5.950%, 06/01/2026	28,506,000	23,140,240
4.450%, 07/15/2027	7,000,000	5,247,820
4.800%, 05/03/2029	15,000,000	11,302,275
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	6,055,929
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022 (2)	6,450,000	6,799,089
3.250%, 02/20/2023 (2)	6,175,000	6,484,093
4.000%, 08/15/2023 (2)	2,477,000	2,594,803
4.125%, 06/15/2039 (2)	9,150,000	10,950,649
Broadcom, Inc.:
3.625%, 10/15/2024 (2)	19,075,000	18,770,817
3.125%, 01/15/2025	12,000,000	11,502,369
4.250%, 04/15/2026 (2)	52,000,000	51,121,572
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029	11,300,000	10,688,598
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,336,314
3.000%, 09/25/2022	15,000,000	14,766,960
3.250%, 08/15/2026	11,550,000	10,475,278
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,429,319
Cameron LNG LLC,
3.302%, 01/15/2035 (2)	20,000,000	17,308,999
Campbell Soup Co.,
3.950%, 03/15/2025	10,325,000	10,709,814
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	817,103
Carlisle Companies, Inc.:
3.500%, 12/01/2024	5,000,000	4,824,946
2.750%, 03/01/2030	16,000,000	13,965,996
Carrier Global Corp.:
2.242%, 02/15/2025 (2)	8,125,000	7,892,923
2.493%, 02/15/2027 (2)	5,975,000	5,699,484
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	10,073,361
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	10,368,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	20,633,970
5.150%, 03/15/2034	3,000,000	3,045,750
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,286,017
4.908%, 07/23/2025	54,750,000	58,122,241
3.750%, 02/15/2028	5,000,000	5,023,040
6.384%, 10/23/2035	10,800,000	12,818,877
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,000,000	3,510,263
5.125%, 06/30/2027	18,219,000	16,180,451
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.513%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	24,933,883
Cigna Corp.:
3.900%, 02/15/2022 (2)	10,000,000	10,236,177
3.050%, 11/30/2022 (2)	10,000,000	10,265,227
3.000%, 07/15/2023 (2)	5,512,000	5,643,855
3.500%, 06/15/2024 (2)	9,000,000	9,125,650
4.125%, 11/15/2025	3,190,000	3,412,258
4.500%, 02/25/2026 (2)	9,810,000	10,576,354
2.400%, 03/15/2030	15,000,000	14,207,018
4.800%, 08/15/2038	5,000,000	5,613,693
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,001,904
CNH Industrial Capital LLC,
4.200%, 01/15/2024	2,450,000	2,393,299
CNH Industrial NV,
3.850%, 11/15/2027 (1)	7,956,000	7,661,448
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	14,575,000	14,515,801
4.500%, 06/01/2025	6,199,000	6,107,230
5.800%, 06/01/2045	10,776,000	11,338,659
Comcast Corp.:
3.300%, 04/01/2027	9,125,000	9,796,569
3.200%, 07/15/2036	6,000,000	6,267,827
3.969%, 11/01/2047	8,622,000	9,805,820
4.950%, 10/15/2058	10,000,000	13,534,680
CommonSpirit Health,
3.347%, 10/01/2029	8,200,000	7,705,036
Conagra Brands, Inc.:
4.950%, 08/15/2020	332,000	336,006
9.750%, 03/01/2021	4,548,000	4,758,157
7.125%, 10/01/2026	6,441,000	7,471,990
7.000%, 10/01/2028	4,300,000	5,167,554
5.300%, 11/01/2038	5,000,000	5,436,587
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	9,290,947
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	4,911,245
3.350%, 09/15/2026 (2)	4,450,000	4,491,101
4.800%, 02/01/2035 (2)	14,000,000	15,194,655
8.375%, 03/01/2039 (2)	19,011,000	26,395,166
CSX Corp.,
4.650%, 03/01/2068	9,000,000	9,803,293
CVS Health Corp.:
3.625%, 04/01/2027	3,000,000	3,051,787
3.250%, 08/15/2029	8,000,000	7,783,185
4.780%, 03/25/2038	33,000,000	36,489,442
5.125%, 07/20/2045	15,000,000	17,259,168
5.050%, 03/25/2048	19,300,000	22,050,790
Daimler Finance North America LLC:
3.400%, 02/22/2022 (2)	6,550,000	6,366,827
2.550%, 08/15/2022 (2)	30,000,000	28,794,487
1.750%, 03/10/2023 (2)	20,000,000	18,833,044
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	19,426,817
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	5,661,000	7,642,146
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	50,575,000	50,563,884
5.450%, 06/15/2023 (2)	15,043,000	15,458,951
6.020%, 06/15/2026 (2)	44,408,000	45,832,687
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,237,649
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	10,769,368
5.319%, 11/15/2038	29,000,000	32,573,224
DXC Technology Co.:
4.250%, 04/15/2024	54,525,000	56,314,116
4.750%, 04/15/2027	28,201,000	28,086,863
Elanco Animal Health, Inc.,
4.272%, 08/28/2023	10,000,000	10,115,818
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	2,774,306
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	5,462,701
7.375%, 10/15/2045	20,000,000	21,991,275
Encana Corp.,
3.900%, 11/15/2021	20,000,000	13,716,961
Energy Transfer Operating LP:
5.800%, 06/15/2038	7,797,000	6,758,530
6.000%, 06/15/2048	10,000,000	8,388,095
Energy Transfer Partners LP:
4.050%, 03/15/2025	26,585,000	23,073,185
6.050%, 06/01/2041	1,968,000	1,713,584
6.500%, 02/01/2042	5,621,000	5,118,098
5.950%, 10/01/2043	3,550,000	3,069,880
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	17,663,661
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	8,335,540
5.750%, 03/01/2035	4,930,000	4,852,985
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,405,000	7,530,098
4.000%, 08/01/2024	3,000,000	2,093,100
4.125%, 12/01/2026	10,000,000	5,712,500
ERAC USA Finance LLC,
3.300%, 12/01/2026 (2)	20,225,000	20,180,927
Exxon Mobil Corp.:
2.992%, 03/19/2025	33,700,000	35,692,794
3.294%, 03/19/2027	10,250,000	10,992,473
3.482%, 03/19/2030	27,250,000	30,095,847
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	14,658,719
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	34,125,000	35,714,096
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	12,188,000	12,522,266
3.875%, 06/05/2024	582,000	611,763
4.500%, 08/15/2046	17,040,000	21,042,814
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	9,968,868
3.500%, 10/01/2022	5,410,000	5,449,321
3.200%, 07/01/2026	11,650,000	12,032,909
4.200%, 10/01/2028	5,000,000	5,409,965
4.400%, 07/01/2049	3,500,000	3,703,960
FMC Corp.:
4.100%, 02/01/2024	46,920,000	48,872,158
3.200%, 10/01/2026	5,000,000	4,944,644
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,974,612
4.375%, 05/10/2043 (1)	1,874,000	1,983,875
3.500%, 01/16/2050 (1)	10,500,000	9,835,627
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	25,000,000	24,156,250
3.336%, 03/18/2021	7,500,000	7,198,500
3.339%, 03/28/2022	5,000,000	4,651,500
2.979%, 08/03/2022	34,690,000	32,261,700
3.087%, 01/09/2023	5,900,000	5,428,000
4.140%, 02/15/2023	10,000,000	9,268,000
5.584%, 03/18/2024	9,350,000	8,882,500
3.664%, 09/08/2024	5,565,000	5,008,500
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	24,866,108
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	4,982,725
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	15,000,000	14,326,334
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	14,712,316
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	14,200,000	14,367,007
General Dynamics Corp.:
3.250%, 04/01/2025	4,000,000	4,237,360
3.500%, 04/01/2027	10,500,000	11,299,917
General Electric Co.:
5.550%, 05/04/2020	1,585,000	1,589,060
4.650%, 10/17/2021	1,534,000	1,560,786
3.150%, 09/07/2022	11,538,000	11,667,520
3.100%, 01/09/2023	2,850,000	2,870,834
6.150%, 08/07/2037	13,124,000	14,966,628
6.875%, 01/10/2039	5,000,000	6,185,449
General Motors Financial Co., Inc.:
2.650%, 04/13/2020	3,500,000	3,497,282
2.450%, 11/06/2020	9,000,000	8,733,420
4.200%, 03/01/2021	30,000,000	28,871,921
4.375%, 09/25/2021	2,675,000	2,463,007
3.450%, 01/14/2022	5,000,000	4,675,884
3.150%, 06/30/2022	6,000,000	5,404,463
5.100%, 01/17/2024	33,000,000	30,304,207
2.900%, 02/26/2025	13,000,000	11,237,536
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	24,000,000	24,098,567
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,697,018
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	12,614,333
4.625%, 04/29/2024 (2)	30,620,000	28,001,990
4.000%, 04/16/2025 (2)	4,450,000	4,311,929
4.000%, 03/27/2027 (2)	25,550,000	23,287,684
3.875%, 10/27/2027 (2)	2,000,000	1,783,674
4.875%, 03/12/2029 (2)	11,000,000	10,597,946
Global Payments, Inc.,
4.000%, 06/01/2023	19,700,000	20,403,247
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	17,576,429
3.875%, 06/27/2024 (1)(2)	18,220,000	17,959,811
4.875%, 06/27/2044 (1)(2)	7,400,000	7,175,151
4.700%, 11/10/2047 (1)(2)	25,000,000	23,539,000
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,466,085
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,193,097
Halliburton Co.,
3.800%, 11/15/2025	551,000	520,045
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	32,182,602
4.500%, 02/15/2027	5,000,000	5,144,293
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	10,000,000	10,012,110
4.400%, 10/15/2022	15,150,000	15,440,114
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	12,350,427
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	14,172,358
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	8,061,809
Hyundai Capital America:
2.750%, 09/18/2020 (2)	6,000,000	6,014,185
3.000%, 03/18/2021 (2)	15,000,000	14,962,576
3.750%, 07/08/2021 (2)	12,950,000	12,937,169
3.950%, 02/01/2022 (2)	17,222,000	17,357,606
3.100%, 04/05/2022 (2)	21,255,000	20,801,634
3.000%, 06/20/2022 (2)	6,222,000	6,044,734
3.400%, 06/20/2024 (2)	19,025,000	18,675,054
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,158,220
Ingersoll-Rand Luxembourg Finance SA:
2.625%, 05/01/2020 (1)	2,650,000	2,650,345
4.500%, 03/21/2049 (1)	10,000,000	11,167,632
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	12,683,128
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,125,066
2.375%, 03/15/2030	9,125,000	8,460,378
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	892,000	1,046,866
4.500%, 02/15/2047 (1)	4,400,000	4,741,594
4.950%, 07/02/2064 (1)(7)	1,713,000	1,993,498
Kansas City Southern,
4.700%, 05/01/2048	10,075,000	11,049,000
Keysight Technologies, Inc.,
4.600%, 04/06/2027	22,450,000	23,013,222
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,042,996
6.950%, 01/15/2038	14,008,000	14,569,686
6.500%, 09/01/2039	5,359,000	5,326,151
7.500%, 11/15/2040	6,617,000	7,437,465
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,132,673
5.625%, 11/15/2023 (2)	5,017,000	5,255,777
8.050%, 10/15/2030	3,670,000	4,186,225
7.800%, 08/01/2031	14,995,000	17,051,104
7.750%, 01/15/2032	26,569,000	30,776,511
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	563,000	558,817
4.000%, 06/15/2023	7,000,000	7,073,191
3.000%, 06/01/2026	10,000,000	9,715,767
5.000%, 07/15/2035	14,740,000	14,654,630
L3Harris Technologies, Inc.,
3.832%, 04/27/2025	5,000,000	5,201,883
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,419,956
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,148,860
Lennar Corp.,
4.125%, 01/15/2022	496,000	492,280
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	5,862,719
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,071,307
Magellan Midstream Partners LP:
3.200%, 03/15/2025	5,000,000	4,540,363
3.950%, 03/01/2050	5,100,000	4,343,309
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,724,007
3.625%, 09/15/2024	1,600,000	1,418,529
4.750%, 09/15/2044	1,500,000	1,140,431
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	6,200,000	5,612,408
6.250%, 05/01/2037	893,000	968,059
Masco Corp.,
4.450%, 04/01/2025	5,000,000	4,975,618
McDonald's Corp.:
3.300%, 07/01/2025	3,000,000	3,119,220
3.500%, 07/01/2027	6,000,000	6,303,117
Medtronic, Inc.,
3.150%, 03/15/2022	1,562,000	1,619,763
Microchip Technology, Inc.:
3.922%, 06/01/2021	19,981,000	19,469,194
4.333%, 06/01/2023	16,455,000	16,404,709
Microsoft Corp.,
3.950%, 08/08/2056	12,000,000	15,122,934
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	9,365,000	10,077,072
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	34,935,445
5.450%, 11/15/2033	2,000,000	1,938,151
4.875%, 11/15/2041	5,000,000	4,028,533
MPLX LP:
4.500%, 07/15/2023	18,255,000	15,711,016
5.250%, 01/15/2025 (2)	9,276,000	7,950,998
4.000%, 02/15/2025	6,000,000	5,002,836
4.875%, 06/01/2025	18,665,000	15,368,204
4.125%, 03/01/2027	11,700,000	9,969,516
4.500%, 04/15/2038	5,725,000	4,470,335
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	4,931,900
3.950%, 06/15/2026 (1)	32,400,000	31,973,563
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	4,849,144
4.550%, 04/15/2028	10,000,000	9,781,096
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,224,233
NIKE, Inc.,
2.850%, 03/27/2030	7,000,000	7,396,102
Nutrien Ltd.:
3.375%, 03/15/2025 (1)	5,125,000	5,125,320
4.200%, 04/01/2029 (1)	7,000,000	7,303,706
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	26,190,000	29,183,871
Occidental Petroleum Corp.:
3.200%, 08/15/2026	11,000,000	5,272,017
7.500%, 05/01/2031	7,170,000	3,704,016
7.875%, 09/15/2031	6,320,000	3,353,958
ONEOK, Inc.:
7.500%, 09/01/2023	5,000,000	4,936,943
2.750%, 09/01/2024	1,200,000	971,230
Oracle Corp.,
2.800%, 04/01/2027	41,225,000	41,834,360
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	44,099,880
Otis Worldwide Corp.,
3.362%, 02/15/2050 (2)	3,025,000	2,937,096
Pactiv LLC,
7.950%, 12/15/2025	286,000	297,440
Penske Truck Leasing Co.,
2.700%, 11/01/2024 (2)	5,275,000	4,922,127
PepsiCo, Inc.,
2.750%, 03/19/2030	22,000,000	23,460,235
PerkinElmer, Inc.,
3.300%, 09/15/2029	24,200,000	22,703,159
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	340,081
4.250%, 07/15/2022 (1)(2)	20,527,000	20,696,454
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	5,035,838
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,418,696
Phillips 66:
5.875%, 05/01/2042	6,000,000	5,955,118
4.875%, 11/15/2044	21,130,000	21,440,531
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	2,848,844
3.550%, 10/01/2026	7,000,000	6,316,676
3.150%, 12/15/2029	12,000,000	9,823,167
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	10,000,000	6,824,960
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	986,528
Procter & Gamble Co.,
3.000%, 03/25/2030	9,150,000	10,163,039
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	8,412,076
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	558,109
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	10,014,932
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	16,063,110
5.875%, 06/30/2026	60,000,000	54,288,006
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	1,718,255
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,511,046
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,998,555
4.125%, 05/11/2035 (1)	10,000,000	11,600,106
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,280,269
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	26,413,522
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,723,422
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,397,324
3.350%, 02/01/2022 (2)	30,802,000	29,963,135
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	9,500,000
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	61,307,000	64,548,269
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,315,782
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	10,038,922
5.400%, 10/01/2047	7,425,000	5,914,109
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	16,500,000	16,499,199
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	10,984,867
Target Corp.,
2.250%, 04/15/2025	15,850,000	16,170,368
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	31,259,882
3.900%, 05/25/2027	10,327,000	9,748,664
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	5,666,625
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	8,830,000	8,952,970
4.665%, 03/06/2038 (1)	4,000,000	4,168,103
5.213%, 03/08/2047 (1)	7,225,000	8,097,471
5.520%, 03/01/2049 (1)	10,375,000	12,159,314
Telefonica Emisiones SAU,
4.895%, 03/06/2048 (1)	12,550,000	13,902,889
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	22,812,250
3.150%, 10/01/2026 (1)	15,000,000	12,635,250
Textron, Inc.,
3.000%, 06/01/2030	19,675,000	18,392,238
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	8,180,716
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,001,814
6.750%, 06/15/2039	2,767,000	3,133,328
Timken Co.:
3.875%, 09/01/2024	6,255,000	6,484,898
4.500%, 12/15/2028	6,550,000	7,324,986
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,313,437
4.600%, 03/15/2048	5,150,000	5,104,814
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,272,490
3.900%, 02/01/2045 (2)	10,250,000	10,925,211
4.600%, 02/01/2049 (2)	8,325,000	9,215,182
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	12,390,661
Valaris PLC,
5.200%, 03/15/2025 (1)	4,000,000	366,800
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	14,000,000	15,120,280
8.250%, 01/17/2034 (1)	8,526,000	10,359,090
6.875%, 11/21/2036 (1)	3,483,000	3,867,906
6.875%, 11/10/2039 (1)	16,643,000	18,349,074
Valero Energy Corp.:
4.000%, 04/01/2029	15,475,000	14,662,035
6.625%, 06/15/2037	2,100,000	2,201,775
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	8,297,411
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,419,116
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,267,599
4.329%, 09/21/2028	3,077,000	3,499,534
4.500%, 08/10/2033	16,325,000	19,242,510
4.272%, 01/15/2036	8,148,000	9,463,332
5.250%, 03/16/2037	28,793,000	36,570,575
4.812%, 03/15/2039	36,839,000	45,349,223
4.862%, 08/21/2046	2,500,000	3,262,618
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,204,872
5.000%, 05/30/2038 (1)	6,800,000	7,344,252
4.375%, 02/19/2043 (1)	15,554,000	16,042,040
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,845,000	8,749,817
4.250%, 11/13/2023 (2)	17,350,000	17,167,465
2.850%, 09/26/2024 (2)	14,000,000	13,303,633
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	3,588,307
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,638,709
4.400%, 03/15/2024	24,825,000	24,663,322
3.450%, 11/15/2026	19,315,000	17,812,764
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,476,346
3.450%, 06/01/2026	5,934,000	5,863,902
4.500%, 11/18/2034	4,750,000	4,897,568
4.800%, 11/18/2044	8,520,000	8,451,124
Walt Disney Co.,
7.300%, 04/30/2028	6,350,000	8,321,268
Waste Connections, Inc.,
2.600%, 02/01/2030 (1)	7,525,000	7,131,209
Waste Management, Inc.,
3.450%, 06/15/2029	5,000,000	5,126,522
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	6,746,872
3.950%, 06/01/2025	8,000,000	4,046,772
Western Midstream Operating LP,
3.100%, 02/01/2025	20,000,000	10,194,882
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	144,852
8.200%, 01/15/2030	7,963,000	11,294,816
Williams Companies, Inc.:
3.600%, 03/15/2022	10,176,000	9,865,233
3.700%, 01/15/2023	1,690,000	1,562,507
4.300%, 03/04/2024	7,310,000	6,840,157
4.550%, 06/24/2024	7,000,000	6,399,862
3.900%, 01/15/2025	3,160,000	2,909,634
8.750%, 03/15/2032	4,000,000	4,346,336
6.300%, 04/15/2040	2,767,000	2,755,987
4.850%, 03/01/2048	7,000,000	6,526,269
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	11,499,879
4.500%, 03/04/2029 (1)(2)	10,000,000	9,089,796
WRKCo, Inc.,
3.000%, 09/15/2024	14,895,000	14,480,693
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	13,674,564
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,996,000	21,188,132
5.750%, 11/30/2039	9,850,000	11,282,927
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,501,106
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,094,480
3.250%, 02/01/2023	34,200,000	34,871,887
4.700%, 02/01/2043	3,568,000	4,011,739
Total Industrials (Cost $4,932,931,399)		4,818,463,850	20.1%

Utilities
Ameren Corp.:
2.700%, 11/15/2020	10,000,000	9,970,138
3.500%, 01/15/2031	20,000,000	19,952,600
American Electric Power Co., Inc.,
3.250%, 03/01/2050	10,175,000	8,953,749
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,240,298
Berkshire Hathaway Energy Co.:
4.050%, 04/15/2025 (2)	5,000,000	5,415,249
3.700%, 07/15/2030 (2)	18,425,000	19,749,146
Consumers Energy Co.,
3.500%, 08/01/2051	9,400,000	10,205,760
Dominion Energy, Inc.:
2.450%, 01/15/2023 (2)	15,000,000	14,767,036
3.375%, 04/01/2030	10,000,000	9,899,500
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,921,697
Edison International,
2.950%, 03/15/2023	5,000,000	4,747,557
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	19,251,437
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	6,772,346
3.625%, 05/25/2027 (1)(2)	22,790,000	23,115,437
3.500%, 04/06/2028 (1)(2)	8,000,000	8,002,299
4.875%, 06/14/2029 (1)(2)	6,615,000	7,193,178
6.800%, 09/15/2037 (1)(2)	4,565,000	5,483,508
4.750%, 05/25/2047 (1)(2)	34,392,000	35,073,761
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,330,022
Evergy, Inc.,
2.450%, 09/15/2024	6,675,000	6,548,143
Exelon Corp.:
4.050%, 04/15/2030	8,900,000	8,989,001
4.950%, 06/15/2035	3,500,000	3,717,542
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,008,475
3.400%, 03/01/2050	15,000,000	14,159,474
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,062,946
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	7,058,763
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	11,928,598
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (2)	9,500,000	9,869,091
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,576,392
RGS I&M Funding Corp.,
9.820%, 12/07/2022	683,036	686,108
Southern Co.,
4.250%, 07/01/2036	5,525,000	5,382,632
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,869,920
Xcel Energy, Inc.,
3.400%, 06/01/2030	15,000,000	15,191,960
Total Utilities (Cost $334,235,621)		334,093,763	1.4%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	9,000,000	8,957,052
7.750%, 05/15/2023 (1)(2)	7,200,000	7,900,793
4.750%, 07/28/2025 (1)(2)	57,816,000	57,890,434
4.800%, 04/18/2026 (1)(2)	17,165,000	17,051,883
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	20,000,000	17,195,373
2.875%, 08/14/2024 (1)	20,000,000	15,923,937
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,145,410
Air Lease Corp.:
4.250%, 02/01/2024	8,550,000	7,236,358
2.300%, 02/01/2025	15,000,000	11,438,061
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,134,601
4.875%, 06/01/2022	17,698,000	18,165,437
4.125%, 02/15/2024	893,000	933,612
3.750%, 07/10/2025	12,135,000	12,146,322
3.875%, 01/15/2035	4,875,000	4,622,949
6.820%, 11/15/2037	1,410,000	1,721,555
Ameriprise Financial, Inc.,
3.000%, 04/02/2025	13,700,000	13,642,049
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	267,111
Anthem, Inc.:
2.375%, 01/15/2025	6,000,000	5,940,983
5.100%, 01/15/2044	1,584,000	1,856,924
4.375%, 12/01/2047	8,650,000	9,298,838
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,344,375
2.750%, 02/03/2021 (1)(2)	3,000,000	3,004,349
3.400%, 03/19/2024 (1)(2)	2,000,000	2,057,900
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,411,195
3.875%, 12/15/2025 (1)	9,126,000	9,512,740
4.450%, 05/24/2043 (1)	1,274,000	1,340,977
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,755,662
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	45,860,223
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	5,000,000	4,736,772
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	12,861,553
5.179%, 11/19/2025 (1)	14,000,000	14,814,632
4.379%, 04/12/2028 (1)	13,400,000	13,526,178
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	28,980,413
3.300%, 01/11/2023	7,000,000	7,252,279
4.125%, 01/22/2024	15,000,000	15,853,121
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	28,881,000	29,782,494
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	15,039,262
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	17,775,000	17,941,019
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%) (3)	9,000,000	9,417,829
3.248%, 10/21/2027	6,000,000	6,147,087
7.750%, 05/14/2038	1,138,000	1,681,125
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	15,656,127
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	10,081,693
4.500%, 12/16/2025 (1)	8,500,000	8,733,011
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,027,406
3.750%, 03/10/2024 (1)(2)	2,800,000	2,877,162
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	4,887,994
3.750%, 07/20/2023 (1)(2)	34,100,000	34,734,809
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	13,642,257
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,093,306
3.684%, 01/10/2023 (1)	25,475,000	25,545,136
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,112,641
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	12,540,216
3.650%, 03/16/2025 (1)	8,100,000	7,921,726
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	34,300,000	32,912,145
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	4,990,765
BBVA USA:
2.875%, 06/29/2022	8,000,000	7,800,153
3.875%, 04/10/2025	36,235,000	34,297,859
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,184,270
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	8,570,000	8,596,784
3.375%, 01/09/2025 (1)(2)	8,350,000	8,276,691
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	17,100,000	16,890,826
BNZ International Funding Ltd.:
2.750%, 03/02/2021 (1)(2)	14,000,000	14,028,411
2.650%, 11/03/2022 (1)(2)	20,350,000	20,384,688
3.375%, 03/01/2023 (1)(2)	20,000,000	20,559,328
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	23,581,208
4.000%, 04/15/2024 (1)	2,500,000	2,592,092
5.150%, 07/21/2024 (1)(2)	31,285,000	32,981,162
2.375%, 01/14/2025 (1)(2)	12,000,000	11,141,568
4.500%, 03/15/2025 (1)(2)	38,254,000	37,956,929
Brown & Brown, Inc.,
4.500%, 03/15/2029	23,825,000	25,650,705
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	38,811,978
Capital One Financial Corp.:
3.200%, 01/30/2023	6,550,000	6,474,094
3.900%, 01/29/2024	4,550,000	4,558,672
3.300%, 10/30/2024	2,998,000	2,932,022
Capital One NA,
3.375%, 02/15/2023	45,962,000	45,268,986
Charles Schwab Corp.,
4.200%, 03/24/2025	15,000,000	15,826,818
Citigroup, Inc.:
2.350%, 08/02/2021	6,100,000	6,110,191
2.750%, 04/25/2022	11,575,000	11,637,736
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,343,728
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	20,506,466
3.010%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	6,842,459
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,600,000	23,617,169
3.750%, 06/16/2024	1,000,000	1,012,508
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	5,650,000	5,789,546
3.700%, 01/12/2026	4,500,000	4,646,702
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	7,816,798
Citizens Financial Group, Inc.,
2.850%, 07/27/2026	10,000,000	9,751,260
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,377,785
7.250%, 11/15/2023	4,000,000	4,492,849
4.500%, 03/01/2026	14,000,000	14,486,879
3.450%, 08/15/2027	12,000,000	11,104,900
3.900%, 05/01/2029	8,000,000	7,972,769
Comerica Bank,
4.000%, 07/27/2025	10,000,000	10,101,690
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	15,000,000	15,307,707
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	10,000,000	9,049,306
3.743%, 09/12/2039 (1)(2)	23,500,000	19,818,450
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,124,821
4.375%, 08/04/2025 (1)	20,397,000	20,890,729
3.750%, 07/21/2026 (1)	12,000,000	11,560,362
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,158,961
3.750%, 04/24/2023 (1)(2)	5,000,000	5,109,312
4.375%, 03/17/2025 (1)(2)	4,204,000	4,197,459
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	8,053,093
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,567,407
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,153,008
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,183,593
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	12,250,000	11,638,002
4.282%, 01/09/2028 (1)(2)	8,900,000	9,106,841
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	11,124,469
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	14,708,571
4.550%, 04/17/2026 (1)	2,000,000	2,095,220
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	7,189,656
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,106,577
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	5,300,000	5,195,946
2.950%, 08/20/2020 (1)	575,000	569,802
3.125%, 01/13/2021 (1)	1,625,000	1,590,043
3.150%, 01/22/2021 (1)	3,000,000	2,930,848
4.250%, 10/14/2021 (1)	36,125,000	34,533,203
5.000%, 02/14/2022 (1)	10,000,000	9,886,376
3.300%, 11/16/2022 (1)	22,175,000	20,776,820
3.700%, 05/30/2024 (1)	10,000,000	9,456,584
Discover Bank:
3.350%, 02/06/2023	8,600,000	8,494,559
4.200%, 08/08/2023	20,000,000	21,056,972
3.450%, 07/27/2026	12,000,000	11,731,092
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,153,039
4.100%, 02/09/2027	9,150,000	8,966,520
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	12,100,000	11,708,643
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	28,787,232
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,787,545
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	12,111,925
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,987,529
GE Capital International Funding Co. Unlimited Co.:
2.342%, 11/15/2020 (1)	12,638,000	12,425,500
4.418%, 11/15/2035 (1)	15,000,000	16,006,210
Globe Life, Inc.:
3.800%, 09/15/2022	12,475,000	13,244,096
4.550%, 09/15/2028	5,000,000	5,174,168
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	6,175,000	6,167,468
3.000%, 04/26/2022	20,000,000	20,146,688
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	12,034,490
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	7,970,510
3.213%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	4,849,950
3.850%, 07/08/2024	3,000,000	3,127,843
3.500%, 01/23/2025	3,000,000	3,067,020
3.500%, 04/01/2025	5,000,000	5,111,127
3.750%, 05/22/2025	5,000,000	5,175,745
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	15,244,215
3.545%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	9,000,627
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	6,956,307
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	10,642,404
6.345%, 02/15/2034	1,053,000	1,252,838
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,109,289
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	6,117,320
4.850%, 01/24/2077 (2)	22,227,000	25,270,067
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	23,170,000	27,271,355
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	7,000,000	6,440,108
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,511,086
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	2,774,227
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,473,347
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	3,994,465
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	17,600,000	17,583,986
3.600%, 05/25/2023 (1)	2,275,000	2,296,575
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,148,144
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	27,307,583
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	7,433,998
4.375%, 11/23/2026 (1)	10,000,000	10,528,106
4.950%, 03/31/2030 (1)	7,000,000	7,643,988
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	2,000,000	2,048,668
HSBC USA, Inc.:
5.000%, 09/27/2020	3,716,000	3,738,597
9.125%, 05/15/2021	625,000	663,003
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,619,641
2.300%, 01/14/2022	26,450,000	26,222,203
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	7,073,000	7,663,040
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	5,889,614
3.750%, 01/15/2026 (1)	4,900,000	5,267,262
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	23,361,338
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,594,474
4.850%, 01/15/2027	4,600,000	4,553,606
4.150%, 01/23/2030	10,000,000	9,381,100
6.250%, 01/15/2036	1,390,000	1,229,995
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,570,906
JPMorgan Chase & Co.:
4.250%, 10/15/2020	886,000	896,101
2.295%, 08/15/2021	18,000,000	17,981,392
3.031%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	14,518,650
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	15,697,174
3.125%, 01/23/2025	14,000,000	14,522,770
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	10,000,000	9,950,083
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	50,000,000	49,720,170
5.600%, 07/15/2041	4,106,000	5,457,149
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,521,490
3.400%, 05/20/2026	18,965,000	19,656,189
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	46,025,000	45,085,022
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	601,697
4.569%, 02/01/2029 (2)	2,087,000	2,306,027
3.951%, 10/15/2050 (2)	2,231,000	2,068,186
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	661,153
Life Storage LP,
3.500%, 07/01/2026	6,819,000	6,500,216
Lincoln National Corp.,
3.050%, 01/15/2030	24,650,000	22,884,527
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	18,533,174
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%) (1)(3)	15,725,000	14,848,709
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	9,922,228
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)	23,717,000	24,947,755
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	29,067,000	29,784,287
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	25,106,212
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,428,188
5.375%, 03/04/2046 (1)	5,150,000	6,151,100
Marsh & McLennan Companies, Inc.:
5.875%, 08/01/2033	4,700,000	5,979,791
4.350%, 01/30/2047	3,450,000	3,580,382
Massachusetts Mutual Life Insurance Co.:
3.729%, 10/15/2070 (2)	16,676,000	15,432,339
4.900%, 04/01/2077 (2)	11,175,000	11,844,889
MBIA Insurance Corp.,
13.091%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	714,000	378,420
MetLife, Inc.:
6.500%, 12/15/2032	466,000	602,820
4.875%, 11/13/2043	3,375,000	3,878,661
4.050%, 03/01/2045	12,375,000	12,939,072
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	4,552,601
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,076,000	5,072,220
2.190%, 09/13/2021 (1)	6,844,000	6,752,060
2.665%, 07/25/2022 (1)	9,000,000	8,969,906
3.455%, 03/02/2023 (1)	10,650,000	10,924,739
2.801%, 07/18/2024 (1)	10,000,000	9,870,073
2.193%, 02/25/2025 (1)	25,000,000	24,869,447
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	13,002,142
2.953%, 02/28/2022 (1)	12,575,000	12,618,506
2.601%, 09/11/2022 (1)	13,000,000	12,925,044
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,191,905
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	19,750,752
Morgan Stanley:
2.800%, 06/16/2020	5,000,000	4,999,300
2.500%, 04/21/2021	8,000,000	8,022,915
2.750%, 05/19/2022	20,000,000	20,101,992
3.201%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	7,724,000
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,610,752
3.875%, 04/29/2024	1,650,000	1,733,459
3.700%, 10/23/2024	4,000,000	4,194,422
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	12,184,487
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,053,482
0.000%, 04/01/2031 (SOFR + 3.120%) (3)	10,000,000	10,459,409
National Australia Bank Ltd.,
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	10,000,000	9,829,780
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	19,368,425
4.000%, 09/14/2026 (1)(2)	43,507,000	41,989,862
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	20,839,737
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	10,226,658
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	6,750,439
Nationwide Financial Services, Inc.:
5.375%, 03/25/2021 (2)	16,905,000	17,098,827
3.900%, 11/30/2049 (2)	10,000,000	8,742,518
Nationwide Mutual Insurance Co.,
9.375%, 08/15/2039 (2)	9,000,000	14,064,367
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	16,321,562
4.450%, 05/15/2069 (2)	10,000,000	10,449,300
Nomura Holdings, Inc.,
2.648%, 01/16/2025 (1)	20,000,000	19,568,887
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	15,559,533
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	12,231,548
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,518,787
Pine Street Trust I,
4.572%, 02/15/2029 (2)	7,825,000	7,425,856
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,926,787
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,861,444
3.125%, 05/15/2023	4,667,000	4,597,229
3.400%, 05/15/2025	16,000,000	15,787,654
4.300%, 11/15/2046	2,325,000	2,301,856
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	13,400,000	13,251,836
Protective Life Corp.:
4.300%, 09/30/2028 (2)	10,000,000	9,480,204
8.450%, 10/15/2039	2,650,000	3,755,625
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	6,337,959
3.935%, 12/07/2049	11,426,000	10,824,041
Raymond James Financial, Inc.,
4.650%, 04/01/2030	9,700,000	10,090,430
Regions Financial Corp.,
2.750%, 08/14/2022	8,800,000	8,703,951
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (2)	22,800,000	21,833,609
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,127,089
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,650,000	10,517,175
3.875%, 09/12/2023 (1)	10,000,000	10,263,425
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	19,275,000	20,077,395
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	10,583,467
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	6,973,095
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	35,000,000	36,471,521
Santander Holdings USA, Inc.,
3.500%, 06/07/2024	5,695,000	5,558,559
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,864,090
3.125%, 01/08/2021 (1)	2,600,000	2,593,925
3.571%, 01/10/2023 (1)	5,000,000	4,973,061
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	5,967,000	6,018,384
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,250,000	5,497,998
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,959,871
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	22,086,284
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	15,000,000	15,006,000
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	8,059,807
Societe Generale SA:
3.250%, 01/12/2022 (1)(2)	8,000,000	7,954,320
4.250%, 09/14/2023 (1)(2)	8,000,000	8,175,004
5.000%, 01/17/2024 (1)(2)	20,000,000	20,105,855
3.875%, 03/28/2024 (1)(2)	15,300,000	15,460,496
2.625%, 10/16/2024 (1)(2)	23,000,000	22,156,106
2.625%, 01/22/2025 (1)(2)	21,125,000	20,336,649
4.250%, 04/14/2025 (1)(2)	21,032,000	20,480,876
4.250%, 08/19/2026 (1)(2)	3,000,000	2,912,393
Standard Chartered PLC:
2.250%, 04/17/2020 (1)(2)	8,000,000	7,976,480
3.050%, 01/15/2021 (1)(2)	4,500,000	4,428,825
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,039,211
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	31,557,000	32,022,400
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	11,250,000	11,063,366
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	14,700,000	13,927,601
0.000%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	14,700,000	15,073,968
5.700%, 03/26/2044 (1)(2)	6,000,000	6,232,229
Stifel Financial Corp.,
4.250%, 07/18/2024	17,850,000	18,158,652
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023 (1)	1,850,000	1,945,535
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,775,000	15,766,116
2.784%, 07/12/2022 (1)	10,000,000	9,968,535
3.102%, 01/17/2023 (1)	12,000,000	12,015,456
2.696%, 07/16/2024 (1)	12,000,000	11,990,916
2.448%, 09/27/2024 (1)	19,000,000	18,842,959
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,182,022
2.700%, 01/27/2022	12,800,000	12,868,937
3.300%, 05/15/2026	3,925,000	4,029,938
Synchrony Financial:
3.750%, 08/15/2021	10,225,000	10,244,848
4.375%, 03/19/2024	1,538,000	1,512,964
4.250%, 08/15/2024	26,864,000	25,861,245
4.500%, 07/23/2025	23,127,000	22,616,617
3.700%, 08/04/2026	3,185,000	2,919,124
3.950%, 12/01/2027	34,825,000	30,944,927
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,519,740
3.625%, 04/01/2025	7,000,000	7,310,337
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	28,445,161
6.125%, 08/15/2043 (1)	16,436,000	20,946,291
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	13,929,596
3.491%, 05/23/2023 (1)(2)	14,825,000	14,987,770
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	42,658,000	42,299,748
4.253%, 03/23/2028 (1)(2)	17,150,000	17,973,559
Voya Financial, Inc.:
3.125%, 07/15/2024	21,875,000	21,735,944
3.650%, 06/15/2026	5,800,000	5,808,713
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	8,000,000	7,921,037
Wells Fargo & Co.:
3.069%, 01/24/2023	10,000,000	10,105,797
3.007%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	4,770,431
3.000%, 02/19/2025	5,000,000	5,097,201
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	11,500,000	11,329,909
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	14,695,251
3.000%, 04/22/2026	8,000,000	8,139,567
3.900%, 05/01/2045	5,000,000	5,447,279
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	7,000,000	8,937,613
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	12,694,024
Westpac Banking Corp.:
2.940%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	11,425,000	10,959,779
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	8,463,112
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	9,693,479
4.421%, 07/24/2039 (1)	10,000,000	9,755,311
Willis North America, Inc.:
3.600%, 05/15/2024	9,000,000	9,287,558
2.950%, 09/15/2029	7,500,000	7,121,181
5.050%, 09/15/2048	10,200,000	12,570,291
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,221,534
Total Financials (Cost $4,098,404,214)		4,084,847,735	17.0%
Total Corporate Bonds (Cost $9,365,571,234)		9,237,405,348	38.5%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,374,297
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	20,561,564
2.794%, 08/01/2036 (Callable 08/01/2025)	7,250,000	7,448,795
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,069,550
City of Berwyn IL:
5.790%, 12/01/2022	1,720,000	1,811,555
5.790%, 12/01/2022	4,445,000	4,454,068
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,719,063
County of Cuyahoga OH,
9.125%, 10/01/2023	795,000	897,913
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,314,013
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2020)	3,150,000	3,150,410
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	3,180,000	3,338,491
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	3,156,621	3,118,173
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	10,130,000	10,593,346
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)	5,191,085	5,229,966
3.200%, 06/01/2047 (Callable 07/01/2026)	12,179,968	12,363,520
3.000%, 10/01/2047 (Callable 01/01/2027)	15,204,976	15,372,383
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	720,000	725,911
3.750%, 07/01/2034 (Callable 07/01/2023)	765,000	788,845
4.000%, 07/01/2036 (Callable 07/01/2025)	4,500,000	4,705,650
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	1,690,000	1,737,421
Premier Health Partners,
2.911%, 11/15/2026	9,850,000	9,667,220
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	8,697,216
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,417,574
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,404,823
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	13,250,000	15,362,845
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,636,438
Total Municipal Bonds (Cost $156,762,692)		161,961,050	0.7%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-58, Class J, 7.000%, 05/25/2020	10	10
Series 1990-76, Class G, 7.000%, 07/25/2020	9	9
Series 1990-105, Class J, 6.500%, 09/25/2020	262	264
Series 1990-108, Class G, 7.000%, 09/25/2020	57	57
Series 1991-1, Class G, 7.000%, 01/25/2021	254	258
Series 1991-86, Class Z, 6.500%, 07/25/2021	1,705	1,753
Series 1993-58, Class H, 5.500%, 04/25/2023	33,089	34,657
Series 1998-66, Class C, 6.000%, 12/25/2028	26,635	28,435
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	149	149
3.000%, 12/01/2026	642,502	673,490
2.500%, 04/01/2028	2,126,340	2,207,820
6.500%, 06/01/2029	91,555	103,238
3.000%, 04/01/2031	6,433,814	6,761,302
3.000%, 02/01/2032	59,021,793	62,175,989
3.000%, 03/01/2032	2,361,966	2,512,489
3.500%, 05/01/2032	16,829,837	18,093,838
3.000%, 07/01/2032	14,589,874	15,369,909
3.500%, 07/01/2032	20,926,070	22,503,056
3.000%, 04/01/2033	2,038,609	2,169,751
5.000%, 08/01/2033	4,053,603	4,488,811
3.500%, 01/01/2034	17,087,500	18,368,749
5.000%, 09/01/2035	8,548,100	9,501,891
5.500%, 01/01/2036	144,522	163,690
5.000%, 03/01/2036	3,657,399	4,063,988
6.000%, 12/01/2036	129,103	148,690
4.000%, 03/01/2037	3,930,612	4,285,906
5.000%, 02/01/2038	1,992,423	2,205,497
5.500%, 05/01/2038	445,485	504,890
5.500%, 01/01/2039	8,894,647	10,051,267
4.500%, 11/01/2039	3,230,232	3,536,429
4.500%, 11/01/2039	3,764,149	4,120,738
4.500%, 12/01/2039	19,662,613	21,529,776
5.000%, 03/01/2040	758,608	840,292
4.500%, 08/01/2040	671,214	734,513
4.500%, 09/01/2040	2,629,235	2,878,114
4.000%, 01/01/2041	26,128,416	28,211,205
4.000%, 01/01/2041	13,342,737	14,406,371
4.500%, 03/01/2041	1,959,224	2,143,909
3.500%, 10/01/2041	8,449,376	9,055,780
4.000%, 03/01/2042	6,362,793	6,872,351
3.500%, 06/01/2042	4,379,189	4,697,415
3.500%, 07/01/2042	11,518,939	12,369,932
3.000%, 08/01/2042	15,342,495	16,217,928
3.000%, 10/01/2042	5,962,091	6,303,165
3.000%, 11/01/2042	32,269,227	34,117,380
3.500%, 12/01/2042	12,060,011	12,936,368
3.000%, 01/01/2043	23,840,467	25,202,139
3.000%, 01/01/2043	11,613,756	12,277,909
3.500%, 01/01/2043	18,885,267	20,266,163
3.000%, 02/01/2043	3,278,503	3,466,083
3.000%, 04/01/2043	5,111,340	5,404,152
3.000%, 04/01/2043	14,404,193	15,228,059
3.000%, 04/01/2043	8,182,411	8,650,840
3.500%, 04/01/2043	55,341,822	59,389,768
4.000%, 04/01/2043	17,762,807	19,605,559
3.500%, 05/01/2043	11,320,253	12,143,358
3.000%, 06/01/2043	16,860,445	17,825,624
3.000%, 08/01/2043	5,213,644	5,511,632
3.500%, 11/01/2043	8,990,871	9,647,318
3.500%, 01/01/2044	10,171,630	10,911,194
3.500%, 02/01/2044	35,494,964	38,072,872
4.000%, 03/01/2044	5,236,267	5,661,113
3.500%, 05/01/2044 (8)	37,128,768	39,842,573
4.000%, 05/01/2044	19,501,055	21,059,541
4.000%, 07/01/2044	4,358,867	4,707,911
3.500%, 10/01/2044	79,185,641	84,669,844
4.000%, 10/01/2044	10,507,795	11,367,493
3.000%, 01/01/2045 (8)	24,977,576	26,385,150
3.500%, 01/01/2045	25,364,708	27,218,228
4.500%, 01/01/2045	29,628,349	32,476,451
3.500%, 06/01/2045	18,565,202	19,900,794
3.500%, 07/01/2045	72,807,236	78,077,556
3.000%, 10/01/2045	37,150,546	39,276,879
4.000%, 10/01/2045	6,878,770	7,434,693
4.000%, 11/01/2045	13,991,131	15,122,196
3.000%, 01/01/2046	77,073,240	81,618,164
3.500%, 01/01/2046	34,440,227	36,759,390
4.000%, 02/01/2046	72,035,329	77,762,412
4.000%, 02/01/2046	18,945,690	20,457,896
4.000%, 04/01/2046	10,095,661	10,929,176
3.500%, 05/01/2046	9,328,758	9,923,320
3.000%, 08/01/2046	34,114,477	35,993,999
3.500%, 08/01/2046	31,003,977	33,234,873
3.000%, 10/01/2046	58,787,478	62,153,849
3.000%, 10/01/2046	67,940,887	71,726,776
4.000%, 01/01/2047	56,201,812	61,117,750
3.000%, 02/01/2047 (8)	47,609,062	49,920,859
4.500%, 04/01/2047	49,784,376	53,925,733
3.000%, 05/01/2047	61,372,554	64,805,265
4.000%, 09/01/2047	26,795,113	28,699,393
3.000%, 02/01/2048	1,218,847	1,283,182
4.000%, 08/01/2048	42,976,674	46,219,537
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1081, Class K, 7.000%, 05/15/2021	5,880	5,998
Series 163, Class F, 6.000%, 07/15/2021 (4)	90	90
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	2,244	2,354
3.000%, 04/01/2027	5,363,255	5,621,036
2.500%, 12/01/2027	7,070,708	7,339,767
2.500%, 05/01/2028	9,766,830	10,190,503
5.000%, 05/01/2028	142,924	153,927
3.000%, 11/01/2028	17,958,792	18,863,436
4.500%, 08/01/2029	1,112,992	1,211,460
4.500%, 09/01/2029	1,275,728	1,392,024
2.500%, 04/01/2030	3,653,690	3,803,291
2.500%, 05/01/2030	11,425,990	11,908,346
3.500%, 11/01/2030	30,006,057	31,762,048
3.000%, 12/01/2030	11,970,321	12,605,965
3.000%, 12/01/2030	19,664,002	20,708,925
2.500%, 09/01/2031	41,063,418	42,846,609
3.500%, 01/01/2032	41,088,543	44,166,317
2.500%, 02/01/2032	6,703,326	6,978,293
3.000%, 09/01/2032	2,667,769	2,796,980
3.000%, 10/01/2032	2,059,875	2,192,118
2.500%, 12/01/2032	47,744,851	49,565,848
3.000%, 12/01/2032	4,002,135	4,247,368
6.000%, 03/01/2033	36,458	41,795
3.500%, 10/01/2033	19,545,715	21,010,657
4.500%, 10/01/2033	13,661,377	14,967,308
5.000%, 10/01/2033	14,714,888	16,291,576
3.000%, 11/01/2033	83,985,523	88,797,194
5.000%, 11/01/2033	41,965	46,467
4.000%, 01/01/2034	6,238,034	6,804,419
5.500%, 04/01/2034	4,995,298	5,642,455
4.000%, 06/01/2034	8,078,359	8,810,281
4.000%, 09/01/2034	9,615,983	10,487,442
5.500%, 09/01/2034	131,409	148,436
6.000%, 11/01/2034	35,934	41,372
3.500%, 01/01/2035	55,354,244	58,425,238
5.500%, 02/01/2035	445,606	503,840
3.000%, 06/01/2035	13,729,826	14,557,457
5.000%, 07/01/2035	3,838,005	4,248,935
5.000%, 10/01/2035	1,866,229	2,075,814
5.000%, 02/01/2036	2,733,433	3,040,689
3.000%, 11/01/2036	39,518,969	41,815,833
5.500%, 11/01/2036	173,999	197,149
2.500%, 12/01/2036	27,492,024	28,718,704
5.500%, 04/01/2037	1,122,529	1,262,054
4.000%, 05/01/2037	42,444,691	46,075,866
4.000%, 02/01/2038	39,990,400	43,175,521
2.500%, 04/01/2038	61,804,672	64,828,280
3.000%, 05/01/2038	33,917,207	36,147,998
4.000%, 04/01/2039	10,772,358	11,641,272
4.500%, 04/01/2039	14,002,050	15,601,003
5.000%, 06/01/2039	9,033,579	10,026,150
5.000%, 06/01/2039	13,198,181	14,553,897
4.500%, 11/01/2039	179,402	196,368
4.000%, 08/01/2040	1,362,181	1,472,317
4.000%, 10/01/2040	28,760,241	31,210,069
3.500%, 12/01/2040	8,608,957	9,232,842
4.000%, 12/01/2040	8,247,160	8,914,735
3.500%, 02/01/2041	13,321,273	14,287,600
4.000%, 02/01/2041	19,535,852	21,114,478
4.500%, 02/01/2041	49,247,354	54,687,351
3.500%, 03/01/2041	19,278,611	20,676,948
4.500%, 05/01/2041	6,903,623	7,563,443
4.000%, 06/01/2041	15,670,003	16,932,273
4.500%, 07/01/2041	7,149,632	7,834,655
5.000%, 07/01/2041	10,166,348	11,270,886
3.500%, 09/01/2041	19,608,779	21,030,423
4.000%, 09/01/2041	2,097,176	2,266,861
4.000%, 10/01/2041	5,755,260	6,220,066
3.500%, 11/01/2041	7,546,058	8,090,769
3.500%, 12/01/2041	33,987,773	36,448,256
4.000%, 12/01/2041	8,403,660	9,082,376
4.000%, 01/01/2042	10,400,422	11,237,528
4.500%, 01/01/2042	10,390,429	11,383,589
4.000%, 02/01/2042	39,057,823	42,220,068
3.000%, 04/01/2042	54,278,293	57,696,583
3.000%, 05/01/2042	7,678,073	8,114,481
3.500%, 07/01/2042	87,326,222	93,694,742
3.500%, 08/01/2042	7,705,432	8,265,204
4.000%, 08/01/2042	13,872,439	14,996,732
3.000%, 10/01/2042	17,828,983	18,923,301
3.000%, 03/01/2043	5,623,640	5,944,564
3.000%, 03/01/2043	31,623,443	33,423,428
3.000%, 05/01/2043	31,499,411	33,326,025
3.000%, 05/01/2043	18,693,969	19,758,911
3.500%, 05/01/2043	33,458,307	36,020,556
3.000%, 06/01/2043	7,933,488	8,385,546
3.000%, 07/01/2043	3,028,202	3,201,019
4.000%, 07/01/2043	28,042,927	30,314,865
3.000%, 08/01/2043	5,079,624	5,369,528
3.500%, 09/01/2043	48,703,764	52,242,801
4.500%, 09/01/2043	11,036,146	12,088,903
3.000%, 10/01/2043	93,142,810	99,009,829
3.500%, 10/01/2043	52,483,361	56,302,719
3.000%, 11/01/2043	25,125,273	26,550,464
4.000%, 11/01/2043	7,908,836	8,560,174
4.000%, 01/01/2045	7,010,073	7,577,900
3.500%, 02/01/2045	36,732,035	39,402,895
4.000%, 02/01/2045	18,552,269	20,029,780
3.500%, 04/01/2045	27,238,990	29,070,173
4.000%, 10/01/2045	7,876,874	8,513,672
4.000%, 11/01/2045	29,082,892	31,409,795
3.500%, 12/01/2045	31,337,508	33,343,536
4.500%, 02/01/2046	29,664,664	32,468,940
3.000%, 05/01/2046	14,230,548	15,042,286
3.500%, 05/01/2046	51,265,386	54,536,222
3.000%, 07/01/2046	9,260,831	9,786,721
4.500%, 08/01/2046	25,452,558	27,754,642
3.500%, 09/01/2046	5,326,211	5,707,970
2.500%, 10/01/2046	27,183,851	28,298,166
3.000%, 11/01/2046	47,027,551	49,703,099
3.000%, 11/01/2046	25,721,768	27,185,204
3.500%, 11/01/2046	50,035,326	53,287,646
3.000%, 12/01/2046	25,109,972	26,519,131
3.500%, 05/01/2047	3,483,373	3,697,756
4.000%, 08/01/2047	66,934,347	72,163,570
3.500%, 10/01/2047	18,723,046	19,766,362
4.000%, 10/01/2047	51,756,384	55,673,348
4.000%, 11/01/2047	41,397,824	44,270,547
4.500%, 11/01/2047	15,815,157	17,107,355
3.500%, 12/01/2047	54,596,016	57,650,797
4.000%, 12/01/2047	66,305,099	71,038,864
3.500%, 01/01/2048	21,828,427	23,044,866
4.000%, 04/01/2048	21,441,269	22,960,028
4.000%, 07/01/2048	30,012,843	32,611,206
4.000%, 09/01/2048	34,847,606	37,095,803
3.000%, 11/01/2048	78,252,722	81,965,843
4.500%, 11/01/2048	54,397,614	58,824,142
5.000%, 11/01/2048	48,072,979	53,232,794
4.500%, 01/01/2049	27,915,367	30,427,015
3.500%, 06/01/2049	102,470,052	108,245,642
3.500%, 01/01/2050	53,871,136	57,480,576
3.500%, 05/01/2052	81,238,122	88,245,621
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	34,800	39,668
5.000%, 07/20/2040	1,556,798	1,722,395
3.500%, 10/20/2041	7,215,359	7,717,063
3.500%, 01/15/2042	12,488,371	13,461,603
4.000%, 06/20/2042	8,072,264	8,795,746
3.500%, 09/20/2042	3,167,461	3,387,729
3.500%, 01/20/2043	58,164,619	62,212,874
4.000%, 10/20/2043	12,310,430	13,417,957
4.000%, 09/20/2044	45,156,423	49,222,078
4.000%, 01/20/2045	9,627,084	10,492,311
3.500%, 03/20/2045	14,936,586	16,062,054
3.000%, 04/20/2045	24,297,799	26,077,679
3.500%, 04/20/2045	28,513,137	30,312,893
4.000%, 08/20/2045	9,544,271	10,400,723
4.500%, 01/20/2046	13,214,359	14,421,840
4.000%, 04/20/2046	10,236,632	11,088,441
4.000%, 05/20/2046	24,984,854	27,035,361
5.000%, 04/20/2047	2,338,663	2,534,682
4.500%, 06/20/2047	43,897,784	47,450,305
4.500%, 07/20/2047	10,812,237	11,685,543
4.500%, 09/20/2047	14,455,069	15,542,536
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	63,487,955	66,013,271
Total U.S. Government Agency Issues (Cost $5,280,280,648)		5,508,872,931	23.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	21,224	20,562
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	258,685	252,008
Series 2006-J5, Class 3A1, 4.106%, 07/25/2021 (4)	56,783	55,017
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	40,216	39,446
Series 2004-8CB, Class A, 1.217%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	2,356,752	2,290,526
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	559,187	385,147
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.287%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	1,597,773	1,565,602
Series 2005-W5, Class A1, 1.182%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	24,501,143	23,043,989
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	22,124,804	21,537,860
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	39,575,534	37,102,170
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 1.147%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	1,499,017	1,488,625
Series 2006-HE1, Class A1, 1.162%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	1,374,759	1,343,059
Series 2006-HE3, Class A2, 1.112%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	8,292,035	7,884,291
Series 2006-HE6, Class A1, 1.092%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	21,375,066	19,427,009
Banc of America Alternative Loan Trust:
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	10,278	10,178
Series 2007-1, Class 1A1, 5.126%, 04/25/2022 (4)(6)	190,891	173,720
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	124,628	112,827
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	69,011	61,588
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	272,648	239,955
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (7)	34,309	34,281
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	1,341,193	1,219,203
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.547%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	1,000,021	960,739
Series 2005-4, Class 1A1, 1.387%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	1,877,873	1,857,589
Series 2005-7, Class 12A1, 1.487%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	2,601,478	2,547,059
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	158,480	162,612
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.300%, 09/25/2036 (4)	970,015	773,953
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	119,229	121,879
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	15,405	15,257
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	369,246	309,427
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (7)	146,521	146,035
Series 2005-10, Class AF6, 4.362%, 12/25/2035 (4)	74,734	74,033
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	460,928	422,063
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.081%, 11/25/2033 (4)	4,817,817	4,274,994
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	9,557	9,509
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	34,962	34,955
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (4)	151,797	144,579
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (7)	1,037	1,025
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 1.247%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	239,764	238,196
Series 2006-FF1, Class 2A4, 1.287%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	3,721,415	3,665,491
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	21,193	20,275
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	152,403	112,515
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 1.092%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	19,876,772	17,655,340
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	112	111
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (7)	147	146
GSAA Home Equity Trust,
Series 2004-6, Class A1, 1.747%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	767,635	739,788
GSAMP Trust:
Series 2005-WMC2, Class A1B, 1.567%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	3,288,807	3,237,496
Series 2005-WMC2, Class A2C, 1.647%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	3,333,364	3,288,145
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 1.187%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,302,004	1,270,110
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	296	295
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.866%, 09/25/2034 (7)	68,818	71,108
Series 2004-5, Class 1A2, 1.647%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	2,509,728	2,250,140
Series 2004-6, Class 1A1, 1.747%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	2,164,932	1,996,776
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.818%, 03/25/2036 (4)(6)	228,597	191,919
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2, 3.983%, 07/25/2035 (4)	1,916,939	1,742,759
Series 2007-A1, Class 5A5, 3.983%, 07/25/2035 (4)	2,902,556	2,643,507
Series 2005-A4, Class 1A1, 4.067%, 07/25/2035 (4)	628,811	607,375
Series 2006-A7, Class 2A2, 3.803%, 01/25/2037 (4)(6)	110,359	89,745
Series 2006-A7, Class 2A4R, 3.803%, 01/25/2037 (4)(6)	471,503	383,430
Series 2007-A2, Class 2A3, 4.017%, 04/25/2037 (4)(6)	1,246,910	1,017,355
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.547%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	2,075,654	2,053,193
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 3.397%, 12/25/2029 (4)	4,307,542	4,008,719
Series 2005-A10, Class A, 1.157%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	11,499,645	10,756,968
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (2)(4)	9,231,079	9,525,885
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.948%, 09/25/2034 (4)	1,982,916	1,775,747
MortgageIT Trust,
Series 2005-2, Class 1A1, 1.467%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	957,616	906,337
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.177%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	2,310,400	2,301,745
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	11,162,681	11,592,676
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	13,131,116	13,599,734
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	20,609,418	21,370,460
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	11,513,135	11,903,642
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (2)(4)	22,662,323	22,736,818
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/31/2020 (6)	7,558	7,286
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	1,518	1,509
RASC Series Trust,
Series 2006-KS4, Class A4, 1.187%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	1,822,267	1,811,715
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	2,482,525	588,645
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.617%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,187,954	1,158,848
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 3.833%, 09/25/2034 (4)	2,075,480	1,988,966
Structured Asset Securities Corp.,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	8,245	8,305
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 1.097%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	10,210,982	9,494,590
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.901%, 10/25/2043 (4)	9,232,749	8,236,987
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	2,767,422	2,767,222
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	3,481,274	3,477,408
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	1,097,763	1,086,061
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	6,321,330	6,258,819
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	5,851,413	5,749,344
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	29,069,319	29,082,372
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	42,224,029	42,256,977
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	39,180,089	40,217,119
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	21,373,635	21,942,928
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	12,459,781	12,222,213
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	70,243,353	68,721,278
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,346,460	5,420,584
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,429,113	2,403,456
Series 2004-AR14, Class A1, 3.875%, 01/25/2035 (4)	6,043,367	5,602,512
Total Non-U.S. Government Agency Issues (Cost $568,627,957)		554,401,861	2.3%
Total Residential Mortgage-Backed Securities (Cost $5,848,908,605)		6,063,274,792	25.3%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	8,683,549	9,343,787
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,400,559
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	26,343,797
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	49,237,696
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	28,875,558
Series K723, Class A2, 2.454%, 08/25/2023	28,425,000	29,420,162
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	74,944,536
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	65,951,598
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	91,630,149
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	23,411,662
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	22,828,691
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	21,305,785
Series K063, Class A2, 3.430%, 01/25/2027 (4)	63,971,857	71,642,326
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	57,650,645
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	31,713,506
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	12,399,392
Series K067, Class A2, 3.194%, 07/25/2027	29,587,841	33,271,885
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	10,160,012
Series K069, Class A2, 3.187%, 09/25/2027 (4)	23,130,000	26,005,151
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	26,095,075
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,536,275
Series K076, Class A2, 3.900%, 04/25/2028	18,299,000	21,502,075
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	80,406,244
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	70,327,330
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	13,774,143
Total U.S. Government Agency Issues (Cost $852,637,957)		918,178,039	3.8%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	43,435,000	46,337,505
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	33,847,000	36,277,221
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	80,508,000	86,606,860
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	17,171,000	18,194,632
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	45,910,000	46,963,974
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058	29,220,000	29,883,864
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,225,078
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,561,373	6,893,711
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	16,838,590	17,418,742
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	45,579,896	46,223,388
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	34,430,000	36,914,834
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,554,346
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	19,677,928	20,410,075
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,250,536	20,585,944
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,113,096	24,248,420
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	10,419,872	10,733,857
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,789,828	16,620,742
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,243	10,577,474
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,755,000	10,911,567
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	37,677,729	38,176,669
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,500,000	26,751,920
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	18,102,913	18,449,508
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	5,983,586	6,012,960
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	11,490,066	11,623,698
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	2,606,648	2,625,836
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,114,494
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,751,100	1,821,772
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,554,637
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,381,547
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	9,030,042	9,234,300
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	8,304,757	8,503,471
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,925,000	38,206,278
Series 2012-C6, Class A4, 2.858%, 11/15/2045	22,231,692	22,254,835
Series 2013-C10, Class A3, 3.968%, 07/17/2046 (4)	6,148,843	6,444,124
Series 2013-C12, Class A3, 3.973%, 10/17/2046	16,700,231	17,471,040
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	12,862,936
Series 2017-C34, Class A4, 3.536%, 11/18/2052	30,552,079	32,933,336
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	17,923,817	18,334,879
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	21,300,000	21,968,982
Series 2015-SG1, Class A4, 3.789%, 09/17/2048	15,564,000	16,265,999
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	48,412,178
Series 2017-C42, Class A4, 3.589%, 12/16/2050	6,250,000	6,591,189
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	1,950,000	2,067,364
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,348,541	26,540,398
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	4,653,119	4,696,345
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,400,474
Series 2014-C21, Class A5, 3.678%, 08/16/2047	34,719,000	36,501,800
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	37,785,712
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,356,424	6,538,214
Total Non-U.S. Government Agency Issues (Cost $1,040,411,064)		1,050,109,129	4.4%
Total Commercial Mortgage-Backed Securities (Cost $1,893,049,021)		1,968,287,168	8.2%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	11,207,689
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	5,820,503	5,840,800
Series 1998-3, Class A5, 6.220%, 03/01/2030	114,813	115,845
Series 1998-4, Class A5, 6.180%, 04/01/2030	805,687	811,176
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	28,596,745
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	43,501,133
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	2,400,000	2,393,563
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	38,742,000	39,930,213
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	44,416,122
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	13,901,444
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	11,271	11,166
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,555,000	20,237,754
SoFi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	7,784,475	7,596,411
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	20,411,008	19,803,752
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	48,212,410
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	37,193,838	35,995,784
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	68,654,950	69,546,682
Verizon Owner Trust:
Series 2019-B, Class A1A, 2.330%, 12/20/2023	37,825,000	38,055,974
Series 2019-C, Class A1A, 1.940%, 04/20/2024	21,610,000	20,599,402
Total Asset Backed Securities (Cost $447,302,106)		450,774,065	1.9%
Total Long-Term Investments (Cost $22,416,582,352)		23,236,210,846	96.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (5)	566,636,175	566,636,175
Total Short-Term Investment (Cost $566,636,175)		566,636,175	2.4%
Total Investments (Cost $22,983,218,527)		23,802,847,021	99.3%
Other Assets in Excess of Liabilities		178,231,849	0.7%
TOTAL NET ASSETS		$23,981,078,870	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2020, the value of these securities total $3,718,789,178, which represents 15.51% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$5,222,905,882	$–	$5,222,905,882
Other Government Related Securities	–	131,602,541	–	131,602,541
Corporate Bonds	–	9,237,405,348	–	9,237,405,348
Municipal Bonds	–	161,961,050	–	161,961,050
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	5,508,872,931	–	5,508,872,931
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	554,401,861	–	554,401,861
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	918,178,039	–	918,178,039
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,050,109,129	–	1,050,109,129
Asset Backed Securities	–	450,774,065	–	450,774,065
Total Long-Term Investments	–	23,236,210,846	–	23,236,210,846
Short-Term Investment
Money Market Mutual Fund	566,636,175	–	–	566,636,175
Total Short-Term Investment	566,636,175	–	–	566,636,175
Total Investments	$566,636,175	$23,236,210,846	$–	$23,802,847,021

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.